Revenue Recognition	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition
On January 1, 2018, we adopted ASC Topic 606 by applying the modified retrospective method. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period.
The adoption of ASC Topic 606 did not have an impact on the recognition of our primary sources of revenue, direct and agency title premiums, as those revenue streams are subject to the accounting and reporting requirements under ASC Topic 944. Timing of recognition of substantially all of our remaining revenue was also not impacted and we therefore did not record any cumulative effect adjustment to opening equity.
Disaggregation of Revenue
Our revenue consists of:

			Three months ended March 31,
			2018	2017
Revenue Stream	Income Statement Classification	Segment	Total Revenue
Revenue from insurance contracts:			(in millions)
Title insurance premiums	Direct title insurance premiums; Agency title insurance premiums	Title	$1,036	$1,048
Home warranty	Escrow, title-related and other fees	Title	45	41
Total revenue from insurance contracts			1,081	1,089
Revenue from contracts with customers:
Escrow fees	Escrow, title-related and other fees	Title	183	174
Other title-related fees and income	Escrow, title-related and other fees	Title	140	138
ServiceLink, excluding title premiums, escrow fees, and subservicing fees	Escrow, title-related and other fees	Title	94	106
Real estate brokerage	Escrow, title-related and other fees	Corporate and other	76	57
Real estate technology	Escrow, title-related and other fees	Corporate and other	25	15
Other	Escrow, title-related and other fees	Corporate and other	2	2
Total revenue from contracts with customers			520	492
Other revenue:
Loan subservicing revenue	Escrow, title-related and other fees	Title	53	38
Interest and investment income	Interest and investment income	Various	38	28
Realized gains and losses, net	Realized gains and losses, net	Various	1	(4)
Total revenues	Total revenues		1,693	1,643

Our Direct title insurance premiums are recognized as revenue at the time of closing of the underlying transaction as the earnings process is then considered complete. Regulation of title insurance rates varies by state. Premiums are charged to customers based on rates predetermined in coordination with each states' respective Department of Insurance. Cash associated with such revenue is typically collected at closing of the underlying real estate transaction. Premium revenues from agency title operations are recognized when the underlying title order and transaction closing, if applicable, are complete and the agent has been invoiced.
Revenues from our home warranty business are generated from contracts with customers to provide warranty for major home appliances. Contracts are one year in length and revenue is recognized ratably over the term of the contract.
Escrow fees and Other title-related fees and income in our Title segment are closely related to Direct title insurance premiums and are primarily associated with managing the closing of real estate transactions including the processing of funds on behalf of the transaction participants, gathering and recording the required closing documents, providing notary and home inspection services, and other real estate or title related activities. Revenue is primarily recognized upon closing of the underlying real estate transaction or completion of services. Cash associated with such revenue is typically collected at closing.
Revenues from our ServiceLink subsidiary, excluding its title premiums, escrow fees, and loan subservicing fees primarily include revenues from real estate appraisal services and foreclosure processing and facilitation services. Revenues from real estate appraisal services are recognized when all appraisal work is complete, a final report is issued to the client and the client is billed. Revenues from foreclosure processing and facilitation services are primarily recognized upon completion of the services and when billing to the client is complete.
Real estate brokerage revenues are primarily comprised of commission revenues earned in association with the facilitation of real estate transactions and are recognized upon closing of the sale of the underlying real estate transaction.
Real estate technology revenues are primarily comprised of subscription fees for use of software provided to real estate professionals. Subscriptions are only offered on a month-by-month basis and fees are billed monthly. Revenue is recognized in the month services are provided.
Loan subservicing revenues are generated by certain subsidiaries of ServiceLink and are associated with the servicing of mortgage loans on behalf of its customers. Revenue is recognized when the underlying work is performed and billed. Loan subservicing revenues are subject to the recognition requirements of ASC Topic 860.
Interest and investment income consists primarily of interest payments received on fixed maturity security holdings and dividends received on equity and preferred security holdings.
We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, primarily related to revenue from our home warranty business, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.
Contract Balances
The following table provides information about receivables and deferred revenue:

	March 31,	December 31,
	2018	2017
	(In millions)
Trade receivables	$288	$292
Deferred revenue (contract liabilities)	102	107

Deferred revenue is recorded primarily for our home warranty contracts. Revenues from home warranty products are recognized over the life of the policy, which is one year. The unrecognized portion is recorded as deferred revenue in accounts payable and other accrued liabilities in the Condensed Consolidated Balance Sheets. During the three months ended March 31, 2018, we recognized $46 million of revenue which was included in deferred revenue at the beginning of the period.